SHARE CAPITAL	6 Months Ended
Feb. 28, 2019
Statements [Line Items]
SHARE CAPITAL [Text Block]
7.	SHARE CAPITAL

(a)	Authorized

Unlimited common shares without par value.

(b)	Issued and outstanding

On November 20, 2018 the Company announced a consolidation of its common shares on the basis of one new share for ten old shares (1:10), effective at 9:00 a.m. (New York time) on December 13, 2018. The Company’s consolidated common shares began trading on the Toronto Stock Exchange and NYSE American when the markets opened on December 17, 2018. The purpose of the consolidation was to increase the Company’s common share price to be in compliance with the NYSE American’s low selling price requirement. All share numbers in these financial statements are presented on a post consolidation basis.

At February 28, 2019, the Company had 32,795,891 shares outstanding.

Fiscal 2019

On February 4, 2019, the Company announced it had closed a non-brokered private placement of 3,124,059 shares at a price of US$1.33 per share for gross proceeds of $4.16 million. A 6% finders fee of $72 was paid on a portion of the private placement, with total issuance costs (including the finders fee) totalling $107.

On September 24, 2018, the Company issued 22,500 shares upon the exercise of 22,500 warrants.

On January 2, 2019 the Company issued 545,721 shares in settlement of $687.16 of bi-annual interest payable on $19.99 million of outstanding Convertible Notes.

On January 4, 2019, the Company issued 200 shares upon the exercise of 200 warrants.

Fiscal 2018

On May 11, 2018 the Company announced a private placement offering of 1,509,100 units at a price of US$1.50 per unit for gross proceeds of $2.3 million. Each unit consisted of one common share and one common share purchase warrant, with each common share purchase warrant allowing the holder to purchase a further common share at a price of US$1.70. The private placement was contingent on the closure of the public offering that closed May 15, 2018 outlined below. See note 8 for valuation of the warrants.

On May 15, 2018 the Company announced it had closed a public offering of 11,745,386 units at a price of US$1.50 per unit for gross proceeds for $17.6 million. Each unit consisted of one common share and one common share purchase warrant, with each common share purchase warrant allowing the holder to purchase a further common share at a price of US$1.70. See note 8 for valuation of the warrants. Total unit issuance costs of $2.5 million were incurred for the private placement and public offering

On January 2, 2018 and July 3, 2018, the Company issued 244,063 and 757,924 respectively in settlement of $691.11 and $724,78 of bi-annual interest payable on $19.99 million of outstanding Convertible Notes. See Note 6 for further details.

(c)	Incentive stock options

The Company has entered into Incentive Stock Option Agreements (“Agreements”) under the terms of its stock option plan with directors, officers, consultants and employees. Under the terms of the Agreements, the exercise price of each option is set, at a minimum, at the fair value of the common shares at the date of grant. Certain stock options of the Company are subject to vesting provisions, while others vest immediately. All exercise prices are denominated in Canadian Dollars.

The following tables summarize the Company’s outstanding stock options:

		Average Exercise
	Number of Shares	Price CAD$
Options outstanding at August 31, 2017	438,228	46.5
Forfeited	(129,678)	41.5
Options outstanding at August 31, 2018	308,550	45.2
Forfeited	(46,300)	130.0
Options outstanding at February 28, 2019	262,250	30.3

Number	Number Exercisable		Average Remaining
Outstanding at	at February 28,	Exercise Price	Contractual Life
February 28, 2019	2019	CAD$	(Years)
202,450	202,450	20.00	2.55
59,800	59,800	65.00	0.97
262,250	262,250		2.19

During the year ended August 31, 2018 and the period ended February 28, 2019 the Company did not grant any options. Stock based compensation of $16 (February 28, 2018 $52) was recognized during the period due to the vesting of options granted in fiscal 2016.